SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2018 CAD ($) RSU	Dec. 31, 2017 CAD ($) RSU
Number of RSUs
Balance at beginning of period | RSU	825,000	0
Granted | RSU	5,000	825,000
Balance at end of period | RSU	830,000	825,000
Weighted average fair value per unit at issue
Balance at beginning of period | $	$ 3.73	$ 0
Granted | $	5.67	3.73
Balance at end of period | $	$ 3.74	$ 3.73